                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 38                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4025

     Amendment No. 39                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
________________________________________________________________________
                     (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering:  December 20, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on December 20, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS
High-Yield Municipal Fund

DECEMBER 20, 2002

EFFECTIVE JANUARY 30, 2003, HIGH-YIELD MUNICIPAL FUND WILL BE CLOSED TO NEW
RETAIL INVESTORS, BUT WILL BE AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY
SHAREHOLDER WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL
INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS
SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to  7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

              [graphic of triangle]

              This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income and investment returns that are exempt from federal income tax.

The fund also seeks capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in long-term (longer than 10 years) and intermediate-term (five to 10 years) DEBT SECURITIES, including junk and private activity bonds issued by cities, counties and other municipalities, and U.S. territories. A more detailed description about the fund's investment strategies and risks begins on page 6.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

               [graphic of triangle]

               DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

WHO MAY WANT TO INVEST IN THE FUND?

This fund may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

HIGH-YIELD MUNICIPAL FUND -- INVESTOR CLASS(1)(2)

[bar chart data below]

                      High Yield Municipal Fund
--------------------------------------------------------------------------------
2001                   6.50%
2000                   7.29%
1999                  -2.03%
--------------------------------------------------------------------------------

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was 9.66%.

(2)  From March 31, 1998, to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               Highest                    Lowest
--------------------------------------------------------------------------------
High-Yield Municipal           4.35% (3Q 2002)            -1.34% (3Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

                                                                              3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001                 1 year    Life of Fund(1)
-----------------------------------------------------------------------------------------
High-Yield Municipal(2)
Return Before Taxes                                           6.50%     4.82%
Return After Taxes on Distributions                           6.55%     4.79%
Return After Taxes on Distributions and Sale of Fund Shares   6.22%     4.93%
Lehman Brothers Long-Term Municipal Bond Index                4.79%     5.08%
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------

(1)  The inception date for the fund is March 31, 1998.

(2)  From March 31, 1998, to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        Management   Distribution and Service   Other          Total Annual Fund
                        Fee(1)       (12b-1) Fees               Expenses(2)    Operating Expenses
---------------------------------------------------------------------------------------------------
High-Yield Municipal    0.64%        None                       0.00%          0.64%
---------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------
High-Yield Municipal       $65          $205          $356          $797
-------------------------------------------------------------------------------

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers invest at least 80% of the fund's assets in LONG-TERM and
INTERMEDIATE-TERM MUNICIPAL SECURITIES with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

               [graphic of triangle]

               LONG-TERM debt securities are those with maturities longer than
               10 years. INTERMEDIATE-TERM debt securities are those with maturities between five and 10 years.

               [graphic of triangle]

               A MUNICIPAL SECURITY is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or
               instrumentalities, the District of Columbia or a U.S. territory or possession.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy securities that are rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund at
10 years or longer.

               [graphic of triangle]

               WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for
High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of the fund may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               [graphic of triangle]

               Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

                                                                              7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of         Percent of    Remaining      Weighted
                             Security Owned    Portfolio     Maturity       Maturity
--------------------------------------------------------------------------------------
Debt Security A              $100,000          25%            4 years        1 year
--------------------------------------------------------------------------------------
Debt Security B              $300,000          75%           12 years        9 years
--------------------------------------------------------------------------------------
Weighted Average Maturity                                                   10 years
--------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity      Current Price    Price After 1% Increase    Change in Price
--------------------------------------------------------------------------------------
1 year                  $100.00          $99.06                      -0.94%
--------------------------------------------------------------------------------------
3 years                 $100.00          $97.38                      -2.62%
--------------------------------------------------------------------------------------
10 years                $100.00          $93.20                      -6.80%
--------------------------------------------------------------------------------------
30 years                $100.00          $88.69                     -11.31%
--------------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

                                                                              9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee of 0.64% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for the fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The fund is managed by the Municipal Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991, when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

10

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio
Manager, has been a member of the team since January 1988. He joined American
Century in June 1987. He has a bachelor's degree in business and geography from
State University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Portfolio Manager, has been a member of the team since April 2000.
He joined American Century in June 1998 as a Senior Municipal Analyst. Before
joining American Century, he was a Managing Director for Washington Square
Holdings, LLC from May 1997 to June 1998. He has a bachelor's degree in business administration-finance from San Jose State University and an MBA from New York
University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of
California-San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                                                                             11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online  application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail or fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By wire-Open an account instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

                                                                             13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, CESAs and traditional, Roth and Rollover IRAs. If you have only business, business
               retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

                                                                             15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

16

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of
Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available by an independent pricing source, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pay distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash.

18

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers four classes of the fund through financial intermediaries: Investor Class, A Class, B Class and C Class. The shares offered by this Prospectus are Investor Class shares, which have no upfront or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the A, B or C Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

                                                                             21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

22

HIGH-YIELD MUNICIPAL FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------
                                                       2002      2001     2000         1999        1998(1)
------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                  $9.62     $9.32    $10.12      $10.08        $9.99
------------------------------------------------------------------------------------------------------------

Income From Investment Operations
--------------------------------------------------
  Net Investment Income                                0.53      0.53      0.51        0.54         0.09
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)              0.25      0.30     (0.79)       0.07         0.09
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                     0.78      0.83     (0.28)       0.61         0.18
------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                          (0.53)    (0.53)    (0.51)      (0.54)       (0.09)
-------------------------------------------------
  From Net Realized Gains                                --        --     (0.01)      (0.03)         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (0.53)    (0.53)    (0.52)      (0.57)       (0.09)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $9.87     $9.62     $9.32      $10.12       $10.08
============================================================================================================
  TOTAL RETURN(2)                                      8.25%     9.13%    (2.81)%      6.18%        1.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets      0.64%     0.64%   0.52%(3)   0.01%(3)         --(3)
--------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                  5.39%     5.59%   5.31%(3)   5.28%(3)   5.38%(3)(4)
--------------------------------------------------
Portfolio Turnover Rate                                  28%       50%       60%        92%           44%
--------------------------------------------------
Net Assets, End of Period (in thousands)             $36,162   $29,342   $28,189    $42,068       $18,788
------------------------------------------------------------------------------------------------------------

(1)  March 31, 1998 (inception) through May 31, 1998.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
     (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
     October 31, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% for all three periods and the annualized ratio of net investment income to average net assets would have been 5.19%, 4.65%, and 4.74%, for the same periods, respectively.

(4)  Annualized.

                                                                             23

NOTES

24

NOTES

                                                                             25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference              Fund Code        Ticker        Newspaper Listing
--------------------------------------------------------------------------------
High-Yield Municipal
     Investor Class         942              ABHYX         HiYldMu
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0212
SH-PRS-30915

Your
American Century
prospectus

A CLASS
B CLASS
C CLASS

High-Yield Municipal Fund

DECEMBER 20, 2002

THE A AND B CLASSES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE UNTIL FEBRUARY
3, 2003.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED  OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS  IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about three classes of shares into one prospectus. These classes are all offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/ W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide  other helpful
               information.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income and investment returns that are exempt from federal income tax.

The fund also seeks capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in long-term (longer than 10 years) and intermediate-term (five to 10 years) DEBT SECURITIES, including junk and private activity bonds, issued by cities, counties and other municipalities, and U.S. territories. A more detailed description of the fund's investment strategies and risks begins on page 7.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

               [graphic of triangle]

               DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

WHO MAY WANT TO INVEST IN THE FUND?

This fund may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

When the A, B or C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns
*  Highest and Lowest Quarterly Returns
*  Average Annual Total Returns for each class of the fund offered by this prospectus, including a comparison of these returns to a benchmark index

If the A, B and C Classes of the fund had existed during the periods presented, their performance would have been substantially similar to that of the Investor
Class because each represents an investment in the same portfolio of securities.
However, performance of the other classes would have been lower because of their higher expense ratios.

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would have been lower than those shown.

HIGH-YIELD MUNICIPAL - INVESTOR CLASS(1)(2)

[data from bar chart]

2001    6.50%
2000    7.29%
1999    -2.03%

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's Investor Class year-to-date return was 9.66%.

(2)  From March 31, 1998, to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        Highest               Lowest
--------------------------------------------------------------------------------
High-Yield Municipal (Investor Class)   4.35% (3Q 2002)      -1.34% (3Q 1999)
--------------------------------------------------------------------------------

3

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. This information is provided because the fund's A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return  After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day  of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001     1 year      Life of Fund(1)
--------------------------------------------------------------------------------
High-Yield Municipal(2)
Return Before Taxes                               6.50%       4.82%
Return After Taxes on Distributions               6.55%       4.79%
Return After Taxes on Distributions
   and Sale of Fund Shares                        6.22%       4.93%
Lehman Brothers Long-Term Municipal Bond Index    4.79%       5.08%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception date for the fund's Investor Class is March 31, 1998.

(2)  From March 31, 1998, to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   A Class   B Class    C Class
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                   4.50%     None       None
    (as a percentage of offering price)
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                               None(1)   5.00%(2)   0.75%(3)
    (as a percentage of the original offering price for
    B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)
-------------------------------------------------------------------------------------------------

(1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2)  This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 15, and is eliminated after six years.

(3)  The charge is 0.75% in the first year after purchase, declines ratably over the next six months as shown on page 15, and is eliminated thereafter.
     Effective February 3, 2003, the charge will be eliminated after one year.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management    Distribution and Service     Other          Total Annual Fund
                           Fee(1)        (12b-1) Fees(2)              Expenses(3)    Operating Expenses
---------------------------------------------------------------------------------------------------------
High-Yield Municipal
    A Class                0.64%         0.25%                        0.00%          0.89%
---------------------------------------------------------------------------------------------------------
    B Class                0.64%         1.00%                        0.00%          1.64%
---------------------------------------------------------------------------------------------------------
    C Class                0.64%         0.75%                        0.00%          1.39%
---------------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
     For more information, see Service and Distribution Fees, page 23.

(3)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

5

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 year        3 years        5 years      10 years
--------------------------------------------------------------------------------
High-Yield Municipal
    A Class                 $537          $720           $920         $1,493
--------------------------------------------------------------------------------
    B Class                 $566          $814           $986         $1,731
--------------------------------------------------------------------------------
    C Class                 $216(1)       $438           $757         $1,658
--------------------------------------------------------------------------------

(1)  For shares purchased on or after February 3, 2003, the cost would be $141.

You would pay the following expenses if you did not redeem your shares.

                            1 year        3 years       5 years    10 years
-----------------------------------------------------------------------------
High-Yield Municipal
    A Class                 $537          $720          $920       $1,493
-----------------------------------------------------------------------------
    B Class                 $166          $514          $886       $1,731
-----------------------------------------------------------------------------
    C Class                 $141          $438          $757       $1,658
-----------------------------------------------------------------------------

6

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers invest at least 80% of the fund's assets in LONG-TERM and
INTERMEDIATE-TERM MUNICIPAL SECURITIES with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

               [graphic of triangle]

               LONG-TERM DEBT SECURITIES are those with maturities  longer than
               10 years. INTERMEDIATE-TERM DEBT SECURITIES are those with maturities between five and 10 years.

               [graphic of triangle]

               A MUNICIPAL SECURITY is a debt obligation issued by or  on behalf of a state, its political subdivisions, agencies  or
               instrumentalities, the District of Columbia or a  U.S. territory or possession.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy securities that are rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

7

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund at
10 years or longer.

               [graphic of triangle]

               WEIGHTED AVERAGE MATURITY is a tool the fund managers  use to approximate the remaining term to maturity of a fund's
               investment portfolio.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for
High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of the fund may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               [graphic of triangle]

               Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements
*  identifying debt securities that satisfy a fund's credit quality standards
*  evaluating current economic conditions and assessing the risk of inflation
*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                Amount of           Percent of       Remaining       Weighted
                                Security Owned      Portfolio        Maturity        Maturity
-----------------------------------------------------------------------------------------------
Debt Security A                 $100,000            25%               4 years          1 year
-----------------------------------------------------------------------------------------------
Debt Security B                 $300,000            75%              12 years         9 years
-----------------------------------------------------------------------------------------------
Weighted Average Maturity                                                            10 years
-----------------------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity      Current Price       Price After 1% Increase       Change in Price
--------------------------------------------------------------------------------------------
1 year                  $100.00             $99.06                        -0.94%
--------------------------------------------------------------------------------------------
3 years                 $100.00             $97.38                        -2.62%
--------------------------------------------------------------------------------------------
10 years                $100.00             $93.20                        -6.80%
--------------------------------------------------------------------------------------------
30 years                $100.00             $88.69                       -11.31%
--------------------------------------------------------------------------------------------

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will  be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the  more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by  a rating agency.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk

10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares. The rate of the management fee for the fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and  operating the fund except brokerage expenses, taxes, interest, fees and expenses of the  independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The A, B and C Classes of the fund were not in operation during the fiscal year ended  May 31, 2002. Each class will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule     Complex Fee Schedule (A, B and C Class)

Category Assets        Fee Rate      Complex Assets            Fee Rate
---------------        --------      --------------            --------
First $1 billion       0.5200%       First $2.5 billion        0.3100%
Next $5 billion        0.4600%       Next $7.5 billion         0.3000%
Next $15 billion       0.4160%       Next $15.0 billion        0.2985%
Next $25 billion       0.3690%       Next $25.0 billion        0.2970%
Next $50 billion       0.3420%       Next $50.0 billion        0.2960%
Next $150 billion      0.3390%       Next $100.0 billion       0.2950%
Thereafter             0.3380%       Next $100.0 billion       0.2940%
                                     Next $200.0 billion       0.2930%
                                     Next $250.0 billion       0.2920%
                                     Next $500.0 billion       0.2910%
                                     Thereafter                0.2900%

11

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio
Manager, has been a member of the team since January 1988. He joined American
Century in June 1987. He has a bachelor's degree in business and geography from
State University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Portfolio Manager, has been a member of the team since April 2000.
He joined American Century in June 1998 as a Senior Municipal Analyst. Before
joining American Century, he was a Managing Director for Washington Square
Holdings, LLC from May 1997 to June 1998. He has a bachelor's degree in business administration-finance from San Jose State University and an MBA from New York
University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team  since October 1996. He joined American Century in April 1992. He has a bachelor's  degree in quantitative economics from the University of
California-San Diego. He is a  CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

12

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B and C Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A Class                                 B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge on
                                        redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares eight years
after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Purchase orders limited to amounts
for long-term investors                 less than $100,000
--------------------------------------------------------------------------------

C Class
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 18 months(3)
--------------------------------------------------------------------------------
12b-1 fee of 0.75%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts less than $1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

(3)  Effective February 3, 2003, the CDSC applies to redemptions within one year of purchase.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

13

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                 Sales Charge         Sales Charge            Amount paid to
                                 as a % of            as a % of Net           Financial Advisor as
Purchase Amount                  Offering Price       Amount Invested         a % of Offering Price
------------------------------------------------------------------------------------------------------
Less than $50,000                4.50%                4.71%                   4.00%
------------------------------------------------------------------------------------------------------
$50,000 - $99,999                4.50%                4.71%                   4.00%
------------------------------------------------------------------------------------------------------
$100,000 - $249,999              3.50%                3.63%                   3.00%
------------------------------------------------------------------------------------------------------
$250,000 - $499,999              2.50%                2.56%                   2.00%
------------------------------------------------------------------------------------------------------
$500,000 - $999,999              2.00%                2.04%                   1.75%
------------------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999          0.00%                0.00%                   1.00%(1)
------------------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999          0.00%                0.00%                   0.50%(1)
------------------------------------------------------------------------------------------------------
$10,000,000 or more              0.00%                0.00%                   0.25%(1)
------------------------------------------------------------------------------------------------------

(1) For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts
*  Solely controlled business accounts
*  Single-participant retirement plans
*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced  A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing  holdings in A, B or C Class shares of any American Century Advisor
Fund to determine your A Class sales charge.

14

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  certain financial intermediaries who have selling agreements for the American
   Century Advisor Funds, and those intermediaries' employees and sales representatives

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During         CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                  5.00%
--------------------------------------------------------------------------------
2nd year                  4.00%
--------------------------------------------------------------------------------
3rd year                  3.00%
--------------------------------------------------------------------------------
4th year                  3.00%
--------------------------------------------------------------------------------
5th year                  2.00%
--------------------------------------------------------------------------------
6th year                  1.00%
--------------------------------------------------------------------------------
After 6th year            None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 18 months of purchase you will pay a CDSC of 0.75% in the first year after purchase. The CDSC declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

    After 13 months 0.625%
    After 14 months 0.500%
    After 15 months 0.375%
    After 16 months 0.250%
    After 17 months 0.125%
    After 18 months 0.000%

For shares purchased on or after February 3, 2003, the CDSC applies to redemptions within 12 months of purchase. If you redeem those shares within 12 months of purchase, you will pay a CDSC of 0.75% of the original purchase price or the value at redemption, whichever is less.

15

CALCULATION OF CDSC

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
     A Class shares
   * 12% of the original purchase cost for B Class shares
   * 10% of the lesser of the original purchase cost or current market value for
     C Class shares (rises to 12% after February 3, 2003)

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares purchased on or after February 3, 2003

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

16

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the  then-current net asset value without paying an initial sales charge. Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or  your financial advisor must notify the fund's transfer agent in writing at the time of the  reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge  or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

17

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase  funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable  securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue  any service or privilege. Changes may affect all investors or only those in certain classes or groups.

19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an  independent pricing source, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash.

20

TAXES

TAX-EXEMPT INCOME

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME

The fund's investment performance also is based on sources other than income from  municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a  portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution                 Tax Rate for 10%      Tax Rate for
                                     and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation  is unique, you may want to consult your tax professional about federal, state and local tax consequences.

21

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

22

MULTIPLE CLASS INFORMATION

American Century offers four classes of the fund through financial intermediaries: A Class,  B Class, C Class and Investor Class. The shares offered by this Prospectus are A, B and  C Class shares, which are offered primarily through employer-sponsored retirement plans  or through institutions like banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at
1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B Class and 0.75% for C Class to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the Statement of
Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or  other expenses out of its past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

23

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is lower than the A, B and C Classes. If the A, B and C
Classes had existed during the periods presented, their performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

25

HIGH-YIELD MUNICIPAL FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

------------------------------------------------------------------------------------------------------
                                             2002        2001        2000         1999       1998(1)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period        $9.62       $9.32      $10.12       $10.08       $9.99
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                      0.53        0.53        0.51         0.54        0.09
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)    0.25        0.30       (0.79)        0.07        0.09
------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.78        0.83       (0.28)        0.61        0.18
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                (0.53)      (0.53)      (0.51)       (0.54)      (0.09)
-----------------------------------------
  From Net Realized Gains                      --          --       (0.01)       (0.03)         --
------------------------------------------------------------------------------------------------------
  Total Distributions                       (0.53)      (0.53)      (0.52)       (0.57)      (0.09)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $9.87       $9.62       $9.32       $10.12      $10.08
======================================================================================================
  TOTAL RETURN(2)                            8.25%       9.13%      (2.81)%       6.18%       1.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                           0.64%       0.64%     0.52%(3)     0.01%(3)         --(3)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        5.39%       5.59%     5.31%(3)     5.28%(3)   5.38%(3)(4)
-----------------------------------------
Portfolio Turnover Rate                        28%         50%         60%          92%           44%
-----------------------------------------
Net Assets, End of Period (in thousands)   $36,162     $29,342     $28,189      $42,068       $18,788
------------------------------------------------------------------------------------------------------

(1)  March 31, 1998 (inception) through May 31, 1998.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
     (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
     October 31, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% for all three periods and the annualized ratio of net investment income to average net assets would have been 5.19%, 4.65%, and 4.74%, for the same periods, respectively.

(4)  Annualized.

25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for  location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference             Fund Code        Ticker         Newspaper Listing
------------------------------------------------------------------------------
High-Yield Municipal
     A Class               142              N/A            HiYldMu
------------------------------------------------------------------------------
     B Class               318              N/A            HiYldMu
------------------------------------------------------------------------------
     C Class               442              N/A            HiYldMu
------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-378-9878

0212

SH-PRS-30916

American Century
statement of
additional information

DECEMBER 20, 2002

American Century Municipal Trust
Florida Municipal Money Market Fund
Florida Municipal Bond Fund
Arizona Municipal Bond Fund
Tax-Free Money Market Fund
Tax-Free Bond Fund
High-Yield Municipal Fund

This Statement of Additional Information adds  to the discussion in the funds'
Prospectuses  dated October 1, 2002 and December 20, 2002, but is not a prospectus. The Statement of Additional Information should be read in conjunction with  the funds' current Prospectuses. If you would like  a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information  incorporates by reference certain information  that appears in the funds' annual and semiannual reports, which are delivered to all shareholders.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[inside front cover blank]

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
     Florida Municipal Money Market Fund and

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984.
From then until January 1997, it was known as Benham Municipal Income Trust.
Throughout this Statement of Additional Information we refer to American Century
Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund                                    Ticker Symbol        Inception Date
--------------------------------------------------------------------------------
Florida Municipal Money Market
   Investor Class                       BEFXX                04/11/94
--------------------------------------------------------------------------------
Florida Municipal Bond
   Investor Class                       ACBFX                04/11/94
--------------------------------------------------------------------------------
Arizona Municipal Bond
   Investor Class                       BEAMX                04/11/94
--------------------------------------------------------------------------------
Tax-Free Money Market
   Investor Class                       BNTXX                07/31/84
--------------------------------------------------------------------------------
Tax-Free Bond
   Investor Class                       TWTIX                03/02/87
--------------------------------------------------------------------------------
High-Yield Municipal
   Investor Class                       ABHYX                03/31/98
--------------------------------------------------------------------------------
   A Class                              N/A                  N/A
--------------------------------------------------------------------------------
   B Class                              N/A                  N/A
--------------------------------------------------------------------------------
   C Class                              N/A                  07/24/02
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Florida Municipal Money Market, Tax-Free Money Market and Tax-Free Bond are
diversified as defined in the Investment Company Act of 1940 (the Investment
Company Act). High-Yield Municipal, Florida Municipal Bond and Arizona Municipal
Bond are non-diversified. Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government). Non-diversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

The money market funds operate pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the funds must be diversified. For
Tax-Free Money Market, diversified under Rule 2a-7 means that the fund must not invest more than 5% of its assets in securities of any one issuer, or, with respect to 75% of its assets, more than 10% of its assets in securities guaranteed by any one guarantor, other than the U.S. government, although it may invest up to 25% of its assets in securities with the highest credit ratings

2

for a period of up to three business days. For Florida Municipal Money Market, diversified under Rule 2a-7 means that with respect to 75% of its assets, the fund must not invest more than 5% of its assets in securities of any one issuer or more than 10% of its assets in securities guaranteed by any one guarantor, other than the U.S. government. Each fund also must not invest more than (a) the greater of 1% of assets or $1 million in conduit securities of a single issuer rated in the second highest credit quality category; and (b) 5% of its assets in conduit securities rated in the second highest credit quality category. Conduit securities are issued by states or municipalities, but ultimate responsibility for the payment of principal and interest rests with a non-governmental entity, such as a corporation or project. The funds are considered diversified provided that they comply with the definition of diversified under Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the Prospectuses and this Statement of Additional Information, see Explanation of Fixed-Income
Securities Ratings beginning on page 47.

FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA MUNICIPAL BOND FUND

The Florida Municipal Money Market Fund and Florida Municipal Bond Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida intangibles personal property tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida intangibles personal property tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, each fund will invest at least 80%
of its net assets in obligations with interest exempt from federal income tax and Florida intangibles personal property tax. The funds are not limited, however, in their investments in securities that are subject to the federal
Alternative Minimum Tax (AMT).

The funds sometimes invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangibles personal property tax. The funds may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

3

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida intangibles personal property tax. As a result, a fund could incur additional costs or taxable income or gains.

ARIZONA MUNICIPAL BOND FUND

Arizona Municipal Bond seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations with interest exempt from federal and Arizona state income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona state income taxes. The fund may also invest  in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND

Tax-Free Money Market Fund and Tax-Free Bond Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for  temporary defensive purposes, each may invest a portion of its assets in
U.S. government securities, the interest income on which is subject to federal income tax. As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from federal income taxes. The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

4

HIGH-YIELD MUNICIPAL FUND

High-Yield Municipal Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S.
territories or possessions, such as  Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

CREDIT QUALITY AND MATURITY GUIDELINES

The Money Market Funds

Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S.
government.

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, each fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

*  maintains a dollar-weighted average portfolio maturity of 90 days or less;

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to guidelines established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be:

*  a U.S. government obligation; or

*  rated (or of an issuer rated with respect to a class of short-term obligations), within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation); or

*  an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The fund managers intend to buy only obligations that are designated as first-tier  securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

5

Non-Money Market Funds (except High-Yield Municipal)

Tax-Free Bond, Arizona Municipal Bond and Florida Municipal Bond have identical policies governing the quality of securities in which they may invest.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

High-Yield Municipal Fund

High-Yield Municipal invests primarily in long- and intermediate-term municipal obligations. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness  of issuers of higher-quality bonds. There is no limit to the percentage of assets that the fund may invest in unrated securities. The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (for example, a limited supply of medium- and lower-grade municipal  obligations) or to increase liquidity of the fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 41.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments

6

affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group.
Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities

As noted in the Prospectus, the Arizona Municipal Bond Fund is susceptible to events that affect issuers of Arizona municipal obligations. These include possible adverse effects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States.
Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National
Park; central Arizona, which is rugged, mountainous and heavily forested; and
the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have  distinctively influenced development in each region.

The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area, while of secondary importance, also is a major economic area in the state.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Despite the recent slowdown, Arizona's economy has grown in recent years and is among the fastest growing economies in the nation.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instrument itself and in related offering materials.

The state and local governmental units are subject to limitations imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to

7

generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval.
If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona's ballot initiatives, health and education equity litigation, combined with long-term expenditure pressure stemming from the boom in population growth has created fiscal and economic uncertainties for the state. In addition, the relatively large concentration of jobs in the high tech sector has exposed the state's finances to some instability.

Arizona is experiencing a general economic slowdown to its revenues, while facing high expenditure needs. The state's high tech sector has contracted, resulting in lower tax receipts and job creation. Following to the September 11,
2001, terrorist attacks, the state's tourism industry has been negatively affected. The state's general fund revenues for fiscal 2001 and 2002 have been weaker by approximately $1.7 billion. Compared to original adopted budget estimates, 2002 revenues are expected to come in approximately 11% lower, with
2003 revenues projected to be 16% lower than original estimates.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from investments in the state is unconstitutional. Arizona is now liable for refunds to certain taxpayers affected by the outcome of litigation. The financial impact of this liability is uncertain and it is likely the final amount will be paid over a number of years, adding stress to the state's cash reserves. Additional liabilities may arise from currently pending litigation related to the state's alleged underfunding of the School Facilities Board
Building Renewal Fund and from litigation related to funding of bilingual education programs.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Florida Municipal Securities

As noted in the Prospectus, the Florida Municipal Money Market and Florida
Municipal Bond funds are susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds'
policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality  of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and  diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and it is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's

8

budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

One of the fastest growing states, Florida's economy has centered on the growing trade and services industry, further influenced by tourism and agriculture. The state is outperforming the nation in employment and income growth. Florida ranks twentieth among all states in personal per capita income, with a 2001 per capita income that is about 94% of the U.S figure.

The state's large and increasingly diverse economy continues to outperform the national economy. Florida is the nation's fourth most populous state with an estimated 2002 population of approximately 16.7 million. While growth has slowed from its rapid pace of the 1980s, Florida continues to experience population and employment growth in excess of  the national average due to strong in-migration.
For the period 1990 to 2000, the state's population grew by approximately 23.5%, compared to a 12.3% increase for the nation. Approximately 85% of Florida's population growth over the last decade has come from  in-migration from both retirees and working age population. From 1992 to 2000, Florida's total employment grew by 19.9% compared to a 13.7% increase for the nation.

The state's economy is currently recovering, albeit at a very slow pace, from the negative shocks of the September 11, 2001, terrorist attacks on the tourism industry. For the 12 months ended June 2002, the state's employment was down approximately 0.1%. The Miami and Jacksonville areas have posted job gains of slightly under 1.0% for that period, while the Tampa and Orlando areas have posted job losses of approximately 1.0%. Florida is well positioned to take advantage of any rebound in tourism given its role as one of the premiere tourist destinations in the country and its increasing role as an international business center.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has since made yearly deposits to that Fund. For fiscal year 2003, the state set aside $959 million for the fund, meeting the required minimum fund level of 5% of general fund revenues. General
Fund revenues and sales tax revenues are budgeted to increase by 3.3% and 5.3%, respectively, in fiscal year 2003. Sales tax revenues declined by 1.6% in fiscal year 2002. General fund spending is budgeted to increase by 7.2% in fiscal year
2003, after declining by 1.4% in fiscal year 2002. The 2003 budget also includes approximately $765 million in surplus (not included in the Budget Stabilization
Fund) carried forward from the 2002.

The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that can be

9

raised by the state in any fiscal year. It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Puerto Rico Municipal Securities

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of March 31, 2002, public sector debt issued by the
Commonwealth and its public corporations totaled $29.5 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico during fiscal year 2001 averaged slightly above 1 million, which is down 1.7% from 2000. The unemployment rate has risen to nearly 13% in 2002, up from 10.1% in 2000.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The
Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt.
Between fiscal years 1997 and 2002, debt increased approximately 37.3% while gross product rose approximately 19%.

The current ratio of tax-supported debt to aggregate personal income is almost
49%, about twenty times the average level of the fifty states, and more than four times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income is about one-third the U.S. average) and by the large absolute amount of debt.

The Commonwealth finished fiscal year 2001 with an operating loss of $78 million
(approximately 1.1% of general fund revenues) which resulted in an ending cash balance of $125 million. The commonwealth is currently estimating an operating surplus for fiscal 2002 of $16 million and budgeting break-even performance for the fiscal year 2003.

In fiscal year 2002, the general fund experienced a slight increase in tax revenues (unlike most states). Positive results from a program of increased tax collection and enforcement (most of which is one-time in nature) have helped fiscal year 2002 revenues. However, there has been increased dependence on one-time revenues, mostly from transfers from several other funds into the general fund.

On May 30, 2002, Standard and Poor's downgraded the Commonwealth from a rating of A  to a rating of A-. Along with the downgrade, Standard and Poor's removed
The Commonwealth from Negative Credit Watch and placed a stable outlook. The downgrade reflects five years of deficit operations and the use of deficit financing and back loading of debt to eliminate a large accumulated operating deficit, including the deficit financing used to close the fiscal year 2001 revenue gap. These actions eliminated the Commonwealth's debt flexibility.

10

As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico, Section 936 generally eliminated the U.S. tax on income related to their island operations.
It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income)
with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the
Tax  Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of  lost tax dollars. The danger Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.

Another long-term issue, with broad implications for the Commonwealth, is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993

A potential long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

A final risk factor with the Commonwealth is the large amount of unfunded pension  liabilities. The two main public pension systems are largely underfunded. The combined funded ratio of the two plans is 35% with a total unfunded liability of $8 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such  as ad valorem property, income, sales, use and business taxes, and are payable from  these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most commonly ranging from two to 270 days) issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

11

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, school districts, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from  the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market  value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue
Service (IRS).

12

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to  repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds  place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The fund managers also take steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and  simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the

13

fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general  obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Inverse Floaters

The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest  rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate

14

bonds and places them in a trust or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected  by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated  to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, weaker-than-expected economic development, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular

15

bonds when it determines that it is in the best interest of a fund to do so.
Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing a fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the  repurchase date. If the seller defaults, the fund may incur costs in disposing of the  collateral, which would reduce the amount realized thereon. If the seller seeks relief  under the bankruptcy laws, the disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
*  Commercial Paper
*  Certificates of Deposit and Euro Dollar Certificates of Deposit
*  Bankers' Acceptances
*  Short-term notes, bonds, debentures or other debt instruments
*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

16

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices such as the Bond Buyer Index of Municipal Bonds, provided that the transactions are consistent with the fund's investment objectives. The funds also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an  opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides

17

a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so.
In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of  unfavorable positions. Futures contract prices have occasionally moved to the daily limit  for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options On Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amount sufficient to cover its  obligations under the futures contracts and options.

18

Municipal Bond Insurers

Securities held by the funds may be (a) insured under a new-issue insurance policy obtained by the issuer of the security or (b) insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

AMBAC Indemnity Corporation (AMBAC Indemnity) is a Wisconsin-domiciled stock insurance corporation. AMBAC Indemnity is a wholly owned subsidiary of AMBAC
Inc., a publicly held company. Moody's Investors Service, Inc. (Moody's) and
Standard & Poor's Corporation (S&P) have rated AMBAC Indemnity's claims-paying ability Aaa and AAA, respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability was rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Municipal Bond Investors Assurance (MBIA) Corporation is a monoline insurance company organized as a New York corporation. MBIA's claims-paying ability was rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. Financial Security
Assurance, Inc. (FSA) is a financial guaranty insurance company operated in New
York which became a separately capitalized Dexia subsidiary on July 5, 2000.
FSA's claims-paying ability was rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

XL Capital Assurance, Inc. (XLCA) was formed in 1999 as an indirect, wholly owned New York-domiciled subsidiary of XL Capital Ltd. (XL Capital). XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. Pursuant to an arms-length reinsurance treaty, XLCA cedes a substantial amount of its exposure to XL Financial  Assurance Ltd. (XLFA), a
Bermuda-domiciled financial guaranty reinsurer.

CDC IXIS Financial Guaranty North America (CIFG NA) is a wholly owned subsidiary of CDC IXIS Financial Guaranty Holding. The parent of the holding company is CDC
IXIS, which is a AAA-rated French financial institution that owns 100% of the holding company. All three companies are rated Aaa/AAA/AAA by Moody's, S&P and
Fitch, respectively.

Radian Asset Assurance, Inc. is the surviving entity and name for the former
Asset  Guaranty. On Feb. 28, 2001, Radian Group, Inc., the holding company of mortgage insurers Radian Guaranty, Inc. and Radian Insurance, Inc, acquired
Enhance Financial, the former parent of Asset Guaranty. On Feb. 4, 2002, Radian
Group, Inc. (NYSE:RDN) officially renamed its bond insurance subsidiaries to begin with the name Radian. Therefore, the former Asset Guaranty Assurance Co.
has been renamed Radian Asset Assurance, Inc., which is rated AA by S&P and
Fitch only.

American Capital Access Holdings, Inc. is the parent company of ACA Financial
Guaranty Corp. (ACA). The parent of ACA is primarily owned by seven institutional investors. ACA was established in 1997 as the sole dedicated provider of A-rated credit enhancement to the municipal market but has since expanded into the structured finance and alternative risk transfer markets. ACA is rated A by S&P and Fitch only.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering

19

redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions.
Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule
144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain  qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as  determined in accordance with the Investment Company
Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior Securities A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency
                  Purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except  (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------

20

Subject           Policy
--------------------------------------------------------------------------------
Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political  subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

21

Subject              Policy
--------------------------------------------------------------------------------
Leveraging           A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                     the total assets of the fund.
--------------------------------------------------------------------------------
Futures and options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged transactions if it
                     would be possible for the fund to lose more money than it
                     invested. The money market funds may not purchase or sell
                     futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded
                     together with, their underlying securities, and does not
                     apply to securities that incorporate features similar to
                     options or futures contracts.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be
                     invested in illiquid securities. Illiquid securities
                     include repurchase agreements not entitling the holder to
                     payment of principal and interest within seven days and
                     securities that are illiquid by virtue of legal or
                     contractual restrictions on resale or the absence of a
                     readily available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and  provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1) interest-bearing bank accounts or Certificates of Deposit;

(2) U.S. government securities and repurchase agreements collateralized by U.S.
    government securities; and

(3) other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

For Florida Municipal Bond, the lower portfolio turnover rate can be attributed to a decrease in security selection opportunities that satisfied the fund's investment criteria.

22

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age is 75. Those listed as interested trustees are  "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services
Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other  funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                     Number of
                                                                                     Portfolios
                                                                                     in Fund
                                         Length                                      Complex      Other
                          Position(s)    of Time                                     Overseen     Directorships
                          Held with      Served     Principal Occupation(s)          by           Held by
Name, Address (Age)       Funds          (years)    During Past 5 Years              Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------
William M. Lyons          Trustee,       4          Chief Executive Officer, ACC     36           None
4500 Main Street          Chairman                  and other ACC subsidiaries
Kansas City, MO 64111     of the                    (September 2000 to present)
(47)                      Board                     President, ACC
                                                    (June 1997 to present)
                                                    Chief Operating Officer,
                                                    ACC (June 1996 to
                                                    September 2000)
                                                    General Counsel, ACC,
                                                    ACIM, ACIS, ACSC and
                                                    other ACC subsidiaries
                                                    (June 1989 to June 1998)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Operating Officer, ACIM,
                                                    ACSC and other ACC
                                                    subsidiaries, and
                                                    Executive Vice President
                                                    of other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat          Trustee        6          General Partner,                 36           Independent Director,
1665 Charleston Road                                Discovery Ventures                            Sungard Data Systems
Mountain View, CA 94043                             (Venture capital firm,                        (1991 to present)
(72)                                                1996 to 1998)                                 Independent Director,
                                                                                                  Business Objects S/A
                                                                                                  (1994 to present)
------------------------------------------------------------------------------------------------------------------------

23

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                                          Length                                   Complex      Other
                           Position(s)    of Time                                  Overseen     Directorships
                           Held with      Served     Principal Occupation(s)       by           Held by
Name, Address (Age)        Funds          (years)    During Past 5 Years           Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson           Trustee        6          Charles J. Meyers Professor   36           None
1665 Charleston Road                                 of Law and Business,
Mountain View, CA 94043                              Stanford Law School
(56)                                                 (1979 to present)
                                                     Mark and Eva Stern
                                                     Professor of Law and
                                                     Business, Columbia
                                                     University School of Law
                                                     (1992 to present)
                                                     Counsel, Marron, Reid &
                                                     Sheehy (a San Francisco
                                                     law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall            Trustee        Less       President and Chief           36           Director, Princeton
1665 Charleston Road                      than       Investment Officer,                        University
Mountain View, CA 94043                   1 year     Offit Hall Capital                         Investment Company
(45)                                                 Management, LLC                            (1997 to present)
                                                     (April 2002 to present)                    Director, Stanford
                                                     President and Managing                     Management Company
                                                     Director, Laurel Management                (2001 to present)
                                                     Company, L.L.C.                            Director, UCSF
                                                     (1996 to April 2002)                       Foundation
                                                                                                (2000 to present)
                                                                                                Director, San Francisco
                                                                                                Day School
                                                                                                (1999 to present)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           Trustee        21         Partner, Oak Hill Capital     36           Director, Dimensional
1665 Charleston Road                                 Management, (1999-present)                 Fund Advisors
Mountain View, CA 94043                              Principal, Long-Term                       (investment advisor,
(61)                                                 Capital Management                         1982 to present)
                                                     (investment advisor,                       Director,
                                                     1993 to January 1999)                      Smith Breeden
                                                     Frank E. Buck Professor                    Family of Funds
                                                     of Finance, Stanford                       (1992 to present)
                                                     Graduate School of Business
                                                     (1981 to present)
------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott           Trustee        30         Ralph M. Parsons Professor    36           Director, RCM
1665 Charleston Road                                 of Law and Business,                       Capital Funds, Inc.
Mountain View, CA 94043                              Stanford Law School                        (1994 to present)
(74)                                                 (1972 to present)
------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers          Trustee        17         Director and Partner,,        36           Director, Indus International
1665 Charleston Road                                 Windy Hill Productions, LP                 (software solutions,
Mountain View, CA 94043                              (educational software,                     January 1999 to present)
(57)                                                 1994 to 1998)                              Director, Quintus
                                                                                                Corporation
                                                                                                (automation solutions,
                                                                                                1995 to present)
------------------------------------------------------------------------------------------------------------------------

24

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                                         Length                                        Complex       Other
                          Position(s)    of Time                                       Overseen      Directorships
                          Held with      Served     Principal Occupation(s)            by            Held by
Name, Address (Age)       Funds          (years)    During Past 5 Years                Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------
William M. Lyons          President      1          See entry above under              36            See entry above
4500 Main Street                                    "Interested Trustees".                           under "Interested
Kansas City, MO 64111                                                                                Trustees".
(47)
------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive      1          Chief Administrative Officer,      Not           Not
4500 Main St.             Vice                      ACC (August 1997 to present)       applicable    applicable
Kansas City, MO 64111     President                 Chief Financial Officer, ACC
(56)                                                (May 1995 to October 2002)
                                                    President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President, ACC
                                                    (May 1995 to present)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Financial Officer, ACIM,
                                                    ACIS and other ACC
                                                    subsidiaries
------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA      Senior Vice    1          Senior Vice President and          Not           Not
4500 Main St.             President,                Assistant Treasurer, ACSC          applicable    applicable
Kansas City, MO 64111     Treasurer
(46)                      and Chief
                          Accounting
                          Officer
------------------------------------------------------------------------------------------------------------------------
David C. Tucker           Senior Vice    1          Senior Vice President,             Not           Not
4500 Main St.             President                 ACIM, ACIS, ACSC and               applicable    applicable
Kansas City, MO 64111     and                       other ACC subsidiaries
(44)                      General                   (June 1998 to present)
                          Counsel                   General Counsel, ACC,
                                                    ACIM, ACIS, ACSC and
                                                    other ACC subsidiaries
                                                    (June 1998 to present)
                                                    Consultant to mutual
                                                    fund industry
                                                    (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------
C. Jean Wade              Controller     5          Vice President, ACSC               Not           Not
4500 Main St.                                       (February 2000 to present)         applicable    applicable
Kansas City, MO 64111                               Controller-Fund Accounting,
(38)                                                ACSC
------------------------------------------------------------------------------------------------------------------------
Robert Leach              Controller     5          Vice President, ACSC               Not           Not
4500 Main St.                                       (February 2000 to present)         applicable    applicable
Kansas City MO 64111                                Controller-Fund Accounting,
(36)                                                ACSC
------------------------------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer    4          Vice President, Corporate Tax,     Not           Not
4500 Main Street                                    ACSC (April 1998 to present)       applicable    applicable
Kansas City, MO 64111                               Vice President, ACIM, ACIS
(35)                                                and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, American Century
                                                    Employee Benefit Services, Inc.
                                                    (January 2000 to December 2000)
                                                    Treasurer, American Century
                                                    Ventures, Inc.
                                                    (December 1999 to January 2001)
                                                    Director of Taxation, ACSC
                                                    (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------

25

THE BOARD OF TRUSTEES

The Board of Trustees and the Advisory Board oversee the management of the funds and meet at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do
so. The trustees, in carrying out their fiduciary duty under the Investment
Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the trustees and the Advisory Board review material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                          Number of Meetings
                                                                                          Held During Last Fiscal
Committee     Members              Function                                               Year Ended May 31, 2002
--------------------------------------------------------------------------------------------------------------------
Audit         Kenneth E. Scott     The Audit Committee recommends                         4
              Albert Eisenstat     the engagement of the funds'
              Jeanne D. Wohlers    independent auditors and oversees
                                   its activities. The committee receives
                                   reports from the advisor's Internal
                                   Audit Department, which is accountable
                                   to the committee. The committee also
                                   receives reporting about compliance
                                   matters affecting the Trust.
--------------------------------------------------------------------------------------------------------------------
Nominating    Kenneth E. Scott     The Nominating Committee primarily                     1
              Ronald J. Gilson     considers and recommends individuals
              Albert Eisenstat     for nomination as trustees. The names
              Myron S. Scholes     of potential trustee candidates are drawn
              Jeanne D. Wohlers    from a number of sources, including
                                   recommendations from members of the
                                   board, management and shareholders.
                                   This committee also reviews and makes
                                   recommendations to the board with respect
                                   to the composition of board committees and
                                   other board-related matters, including its
                                   organization, size, composition, responsibilities,
                                   functions and compensation.
--------------------------------------------------------------------------------------------------------------------
Portfolio     Myron S. Scholes     The Portfolio Committee reviews quarterly              4
              Ronald J. Gilson     the investment activities and strategies used
                                   to manage fund assets. The committee
                                   regularly receives reports from portfolio managers,
                                   credit analysts and other investment personnel
                                   concerning the funds' investments.
--------------------------------------------------------------------------------------------------------------------
Quality       Ronald J. Gilson     The Quality of Service Committee reviews               4
of            Myron S. Scholes     the level and quality of transfer agent and
Service       William M. Lyons     administrative services provided to the funds
                                   and their shareholders. It receives and reviews
                                   reports comparing those services to those of
                                   fund competitors and seeks to improve such
                                   services where feasible and appropriate.
--------------------------------------------------------------------------------------------------------------------

26

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment  companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by this board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2002
--------------------------------------------------------------------------------
                                                     Total Compensation from
                           Total Compensation        the American Century
Name of Trustee            from the Funds(1)         Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat        $21,530                   $74,500
--------------------------------------------------------------------------------
Ronald J. Gilson           $23,786                   $81,750
--------------------------------------------------------------------------------
Myron S. Scholes           $19,901                   $69,250
--------------------------------------------------------------------------------
Kenneth E. Scott           $22,422                   $77,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers          $20,863                   $72,250
--------------------------------------------------------------------------------
Kathryn A. Hall(3)         $23,907                   $68,667
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended
    May 31, 2002, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors'
    Deferred Compensation Plan.

(2) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows:
    Mr. Eisenstat, $45,250; Mr. Gilson, $81,750; Mr. Scholes, $69,250;
    Mr. Scott, $63,375; and Ms. Wohlers, $18,315.

(3) Ms. Hall was paid as a member of the funds' Advisory Board.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded  their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

27

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2002.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2001, as shown in the tables below:

                                                                         NAME OF TRUSTEES
-------------------------------------------------------------------------------------------------------------------
                                                    James E.        William M.        Albert           Ronald J.
                                                   Stowers III         Lyons         Eisenstat          Gilson
-------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Florida Municipal Money Market                       A                A               A                 A
-------------------------------------------------------------------------------------------------------------------
   Florida Municipal Bond                               A                A               A                 A
-------------------------------------------------------------------------------------------------------------------
   Arizona Municipal Bond                               A                A               A                 A
-------------------------------------------------------------------------------------------------------------------
   Tax-Free Money Market                                E                B               A                 A
-------------------------------------------------------------------------------------------------------------------
   Tax-Free Bond                                        A                A               A                 A
-------------------------------------------------------------------------------------------------------------------
   High-Yield Municipal                                 A                A               A                 A
-------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                          E                E               E                 E
-------------------------------------------------------------------------------------------------------------------

                                                                         NAME OF TRUSTEES
-------------------------------------------------------------------------------------------------------------------
                                                     Myron S.       Kenneth E.      Jeanne D.         Kathryn A.
                                                     Scholes          Scott          Wohlers            Hall
--------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Florida Municipal Money Market                       A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
   Florida Municipal Bond                               A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
   Arizona Municipal Bond                               A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
   Tax-Free Money Market                                A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
   Tax-Free Bond                                        A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
   High-Yield Municipal                                 A               A               A                 A
--------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                          E               E               E                 A
--------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

28

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 23, 2002, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

                                                       Percentage of
Fund/Class   Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Florida Municipal Money Market
--------------------------------------------------------------------------------
   Investor
             Peggy Myers Pers Rep                       9%
             Shel Silverstein Estate
             New York, NY
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co. Inc.                  31%
             San Francisco, CA

             Morgan Guaranty Trust of New York          14%
             Newark, DE
--------------------------------------------------------------------------------
Arizona Municipal Bond
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co., Inc.                 33%
             San Francisco, California
--------------------------------------------------------------------------------
Tax-Free Bond
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co. Inc.                  27%
             San Francisco, CA

             National Financial Services Corp           5%
             New York, New York
--------------------------------------------------------------------------------
High-Yield Municipal
--------------------------------------------------------------------------------
   Investor
             National Financial Services Corp.          5%
             New York, New York
--------------------------------------------------------------------------------
   C
             American Enterprise Investment Services    97%
             Minneapolis, Minnesota
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting securities of American Century Municipal Trust. As of November 22,
2002, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

29

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading Management.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the
Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown below.
The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET AND FLORIDA MUNICIPAL
MONEY MARKET
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.2700%
Next $1 billion                 0.2270%
Next $3 billion                 0.1860%
Next $5 billion                 0.1690%
Next $15 billion                0.1580%
Next $25 billion                0.1575%
Thereafter                      0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE BOND, ARIZONA MUNICIPAL BOND AND
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.2800%
Next $1 billion                 0.2280%
Next $3 billion                 0.1980%
Next $5 billion                 0.1780%
Next $15 billion                0.1650%
Next $25 billion                0.1630%
Thereafter                      0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.4100%
Next $1 billion                 0.3580%
Next $3 billion                 0.3280%
Next $5 billion                 0.3080%
Next $15 billion                0.2950%
Next $25 billion                0.2930%
Thereafter                      0.2925%
--------------------------------------------------------------------------------

30

The Complex Fee for the Investor, A, B and C Class shares is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets               Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion           0.3100%
Next $7.5 billion            0.3000%
Next $15 billion             0.2985%
Next $25 billion             0.2970%
Next $50 billion             0.2960%
Next $100 billion            0.2950%
Next $100 billion            0.2940%
Next $200 billion            0.2930%
Next $250 billion            0.2920%
Next $500 billion            0.2910%
Thereafter                   0.2900%
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a  fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act) and

(2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

31

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
May 31, 2002, 2001 and 2000, are indicated in the following table.

UNIFIED MANAGEMENT FEES(1)
-----------------------------------------------------------------------------
Fund                                  2002            2001           2000
-----------------------------------------------------------------------------
Florida Municipal Money Market      $370,570       $413,133       $428,202
-----------------------------------------------------------------------------
Florida Municipal Bond              $267,226       $260,696       $242,677
-----------------------------------------------------------------------------
Arizona Municipal Bond              $297,741       $229,286       $208,939
-----------------------------------------------------------------------------
Tax-Free Money Market             $1,224,240     $1,174,251     $1,238,054
-----------------------------------------------------------------------------
Tax-Free Bond                     $1,360,649       $835,937       $804,338
-----------------------------------------------------------------------------
High-Yield Municipal                $195,903       $190,724       $175,438
-----------------------------------------------------------------------------

(1) Net of reimbursements or waivers.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means that the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

32

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies  of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas
City, Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers provides  services including

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings, and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt  securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2002, 2001 and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in  a series (or funds). Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote, or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by
(1) approval of at least two-thirds of the shares of that fund, or (2) by the
Trustees by written notice to shareholders of that fund.

33

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or  otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The  Declaration of Trust also provides for indemnification and reimbursement of expenses  of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss  as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class, shareholders of the fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to four classes of shares: Investor Class, A Class, B
Class and C Class. Not all funds offer all four classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master
Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class
Plan and C Class Plan, respectively, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and

34

approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the
Board of Trustees (including a majority of the independent trustees) annually.
The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of May 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

35

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of May 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

36

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

37

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 0.75%
annually of the average daily net asset value of the funds' C Class shares.
Because this class did not have any assets as of May 31, 2002, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to  selling agreements;

(b) compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensating and paying expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

38

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectus for those classes in the section titled "Choosing a
Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of  funds managed by the advisor, employees of those persons and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been offered as of the date of this Statement of Additional Information. Because the C Class did not have any assets as of May 31, 2002, no fees were paid under the C Class Plan for the most recent fiscal year.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for  A Class shares will be as follows:

Purchase Amount                      Dealer Concession
--------------------------------------------------------------------------------
less than $50,000                    5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                    4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                  3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                  2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                  1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999              1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999              0.50%
--------------------------------------------------------------------------------
greater than $10,000,000             0.25%
--------------------------------------------------------------------------------

39

No concession will be paid on purchases by qualified retirement plans. Payments will  equal 4.00% of the purchase price of B Class shares and 0.75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.
In addition, B and  C Class purchases and A Class purchases greater than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' prospectuses and in Your Guide to American Century Services. The
prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be

40

reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value.
The converse would apply in a period of rising interest rates.

As required by the Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.
While the day-to-day operation of each money market fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of each money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether a money market fund's net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The funds have obtained private insurance that primarily protects the money market funds against default of principal or interest payments on the instruments they hold and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced by using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing  services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under  the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

41

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that  it distributes substantially all of its net investment income and net realized capital gains  (if any) to investors. If a fund fails to qualify as a regulated investment company, it will  be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight line basis over the time remaining to the bond's  maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

As of May 31, 2002, the funds in the table below had the following capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                 Capital Loss Carryover
--------------------------------------------------------------------------------
Florida Municipal Money Market       $42,703 (expiring in 2005 through 2010)
--------------------------------------------------------------------------------
High-Yield Municipal                 $2,197,719 (expiring in 2008 through 2010)
--------------------------------------------------------------------------------
Tax-Free Money Market                $60,373 (expiring in 2008 through 2010)
--------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

42

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains  dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If the funds were to hold such a bond, they might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

If you have not complied with certain provisions of the Internal Revenue Code and  Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and  redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the  shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and the income tax provisions of several states.

The funds each may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

The information above is only a summary of some of the tax considerations affecting  the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

43

HOW FUND PERFORMANCE INFORMATION  IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities  and unrealized appreciation and depreciation of securities)
over a seven-day period  (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of seven-day effective yield begin with the same base-period return used to calculate current yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

For non-money market funds, the SEC 30-day yield calculation is as follows:

                            Yield = 2 [(a - b + 1)(6) - 1]
                                        -----
                                         cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

The funds also may quote tax-equivalent yields. Tax-equivalent yields for
Tax-Free Money Market, Tax-Free Bond and High-Yield Municipal are calculated using the following equation:

              Fund's Tax-Free Yield
             -----------------------  = Tax-Equivalent Yield
             100% - Federal Tax Rate

Arizona Municipal Bond's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the fund's  dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

              Fund's Double Tax-Free Yield
----------------------------------------------------
(100% - Federal Tax Rate)  (100% - Arizona Tax Rate) = Your Tax-Equivalent Yield

Florida Municipal Money Market and Florida Municipal Bond's tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket and the
Florida  intangibles personal property tax applicable to a taxable investment.
The formula is:

 Fund's Tax-Free Yield
----------------------- + Florida Intangibles Tax Rate = Your Tax-Equivalent Yield
100% - Federal Tax Rate

MONEY MARKET FUND TAX-EQUIVALENT YIELDS  (seven-day period ended May 31, 2002)
-------------------------------------------------------------------------------------------------------------------
                                        Tax-Equivalent     Tax-Equivalent      Tax-Equivalent      Tax-Equivalent
                         7-Day          Yield              Yield               Yield               Yield
                         Current        27% Tax            30% Tax             35% Tax             38.6% Tax
Fund                     Yield          Bracket            Bracket             Bracket             Bracket
-------------------------------------------------------------------------------------------------------------------
Florida Municipal
Money Market             1.14%          1.56%              1.63%               1.75%               1.86%
-------------------------------------------------------------------------------------------------------------------
Tax-Free
Money Market             1.31%          1.79%              1.87%               2.02%               2.13%

44

                                        Tax-Equivalent     Tax-Equivalent      Tax-Equivalent      Tax-Equivalent
                         7-Day          Yield              Yield               Yield               Yield
                         Effective      27% Tax            30% Tax             35% Tax             38.6% Tax
Fund                     Yield          Bracket            Bracket             Bracket             Bracket
-------------------------------------------------------------------------------------------------------------------
Florida Municipal
Money Market             1.15%          1.58%              1.64%               1.77%               1.87%
-------------------------------------------------------------------------------------------------------------------
Tax-Free
Money Market             1.32%          1.81%              1.89%               2.03%               2.15%
-------------------------------------------------------------------------------------------------------------------

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS
(30-day period ended May 31, 2002)
-------------------------------------------------------------------------------------------------------------------
                                        Tax-Equivalent     Tax-Equivalent      Tax-Equivalent      Tax-Equivalent
                                        Yield              Yield               Yield               Yield
                         30-Day         27% Tax            30% Tax             35% Tax             38.6% Tax
Fund                     SEC Yield      Bracket            Bracket             Bracket             Bracket
-------------------------------------------------------------------------------------------------------------------
Florida
Municipal Bond           3.31%          4.53%              4.73%               5.09%               5.39%
-------------------------------------------------------------------------------------------------------------------
Arizona
Municipal Bond(1)        3.21%          4.40%              4.59%               4.94%               5.23%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Bond            3.25%          4.45%              4.64%               5.00%               5.29%
-------------------------------------------------------------------------------------------------------------------
High-Yield
Municipal                5.13%          7.03%              7.33%               7.89%               8.36%
-------------------------------------------------------------------------------------------------------------------

(1) Tax-equivalent yields based on combined federal and Arizona income tax rates are: 30.45% Tax Bracket, 4.61%; 33.30% Tax Bracket, 4.81%; 38.28% Tax
    Bracket, 5.20%; and 41.69% Tax Bracket, 5.50%.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any), and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following table shows the average annual total returns for the various classes calculated three different ways for the periods indicated as of May 31,
2002. As new classes, performance information for High-Yield Municipal A, B and
C Classes is not available as of the date of this Statement of Additional
Information.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be association with owning fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After
Taxes on Distributions and Sale of Fund Shares is further adjusted to

45

reflect the tax impact on any change in the value of Fund Shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS (as of May 31, 2002)
--------------------------------------------------------------------------------
Fund                                       1 year      5 years     10 years     Life of Fund(1)    Inception Date
---------------------------------------------------------------------------------------------------------------------
Florida Municipal Bond                                                                             04/11/94
Return Before Taxes                        5.98%       5.96%       N/A          6.13%
Return After Taxes on Distribution         5.53%       5.66%       N/A          5.92%
Return After Taxes on Distribution
  and Sale of Fund Shares                  5.31%       5.52%       N/A          5.78%
---------------------------------------------------------------------------------------------------------------------
Arizona Municipal Bond                                                                             04/11/94
Return Before Taxes                        6.74%       5.79%       N/A          6.01%
Return After Taxes on Distribution         6.53%       5.64%       N/A          5.92%
Return After Taxes on Distribution
  and Sale of Fund Shares                  5.80%       5.48%       N/A          5.74%
---------------------------------------------------------------------------------------------------------------------
Tax-Free Bond                                                                                      03/02/87
Return Before Taxes                        6.45%       5.81%       5.78%        5.86%
Return After Taxes on Distribution         6.13%       5.64%       5.58%        N/A
Return After Taxes on Distribution
  and Sale of Fund Shares                  5.65%       5.53%       5.51%        N/A
---------------------------------------------------------------------------------------------------------------------
High-Yield Municipal                                                                               03/31/98
Return Before Taxes                        8.25%       N/A         N/A          5.32%
Return After Taxes on Distribution         8.29%       N/A         N/A          5.30%
Return After Taxes on Distribution
  and Sale of Fund Shares                  7.27%       N/A         N/A          5.33%
---------------------------------------------------------------------------------------------------------------------

(1) Only funds with performance history for less than 10 years show after-tax returns for life of fund.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex

46

Spot Price); rankings of any mutual fund or mutual fund category tracked by
Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent  a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the  historical performance information of the original class of shares. When quoting  performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended May 31, 2002, are  incorporated herein by reference.

47

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those  investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------

Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and  principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or  economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service  payments are jeopardized.
--------------------------------------------------------------------------------

48

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic  conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment  of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or  interest.
        The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA              Debt rated in this category has the lowest expectation of
                 credit risk. Capacity for timely payment of financial
                 commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA               Debt rated in this category has a very low expectation of
                 credit risk. Capacity for timely payment of financial
                 commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB              Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
                 circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade
                 category.
--------------------------------------------------------------------------------
BB               Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                 Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------

49

Fitch, Inc.
--------------------------------------------------------------------------------
B                Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                 currently are being met, but capacity for continued debt
                 service payments is contingent upon a sustained, favorable business and  economic environment.
--------------------------------------------------------------------------------
CCC, CC, C       Debt rated in these categories has a real possibility for
                 default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or  economic
                 developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D       The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                 reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                 'DDD' obligations have the highest  potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                 'DD' indicates potential recoveries in the range of 50%-90% and
                 'D' the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
                 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P  Moody's  Description
--------------------------------------------------------------------------------
A-1  Prime-1  This indicates that the degree of safety regarding timely payment
     (P-1)    is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2  Prime-2  Capacity for timely payment on commercial paper is satisfactory,
     (P-2)    but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3  Prime-3  This indicates satisfactory capacity for timely repayment. Issues
     (P-3)    that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

50

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's           Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

51

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public
                  Reference Room  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-31136   0212

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 23  EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(a)      (1) Amended and Restated Declaration of Trust, dated March 9, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to
         Post-Effective Amendment No. 27 to the Registration Statement of the
         Registrant on September 2, 1999, File No. 2-91229).

         (2) Amendment No. 1 to the Amended and Restated Agreement and
         Declaration of Trust, dated March 6, 2001 (filed electronically as
         Exhibit a2 to Post-Effective Amendment No. 31 to the Registration
         Statement of the Registrant on April 20, 2001, File No. 2-91229).

         (3) Amendment No. 2 to the Amended and Restated Agreement and
         Declaration of Trust dated August 1, 2001 (filed electronically as
         Exhibit a3 to Post-Effective Amendment No. 34 to the Registration
         Statement of the Registrant on September 28, 2001, File No. 2-91229).

         (4) Amendment No. 3 to the Amended and Restated Agreement and
         Declaration of Trust dated December 3, 2001 (filed electronically as
         Exhibit a4 to Post-Effective Amendment No. 35 to the Registration
         Statement of the Registrant on September 30, 2002, File No. 2-91229).

         (5) Amendment No. 4 to the Amended and Restated Agreement and
         Declaration of Trust dated May 8, 2002 (filed electronically as Exhibit
         a5 to Post-Effective Amendment No. 35 to the Registration Statement of
         the Registrant on September 30, 2002, File No. 2-91229).

(b)      Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
         Statement of the Registrant on March 26, 1998, File No. 2-91229).

(c)      Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII
         of Registrant's Amended and Restated Declaration of Trust, appearing as
         Exhibit (a) to this Post-Effective Amendment No. 31 to the Registration
         Statement on Form N-1A of the Registrant; and Article II, Article VII,
         Article VIII and Article IX of Registrant's Amended and Restated Bylaws
         appearing as Exhibit (b)(2) to Post-Effective Amendment No. 23 on Form
         N-1A of the Registrant.

(d)      (1) Management Agreement (Investor Class) between American Century
         California Tax-Free and Municipal Funds, American Century Municipal
         Trust, American Century Government Income Trust, American Century
         International Bond Funds, American Century Investment Trust, American
         Century Quantitative Equity Funds, American Century Target Maturities
         Trust and American Century Investment Management, Inc., dated August 1,
         1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No.
         33 to the Registration Statement of American Century Government Income
         Trust on July 31, 1997, File No. 2-99222).

         (2) Amendment to the Management Agreement (Investor Class) between
         American Century California Tax-Free and Municipal Funds, American
         Century Municipal Trust, American Century Government Income Trust,
         American Century International Bond Funds, American Century Investment
         Trust, American Century Quantitative Equity Funds, American Century
         Target Maturities Trust and American Century Investment Management,
         Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to
         Post-Effective Amendment No. 23 to the Registration Statement of the
         Registrant on March 26, 1998, File No. 2-91229).

         (3) Amendment to the Management Agreement (Investor Class) between
         American Century California Tax-Free and Municipal Funds, American
         Century Municipal Trust, American Century Government Income Trust,
         American Century International Bond Funds, American Century Investment
         Trust, American Century Quantitative Equity Funds, American Century
         Target Maturities Trust and American Century Investment Management,
         Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
         Post-Effective Amendment No. 39 to the Registration Statement of
         American Century Government Income Trust on July 28, 1999, File No.
         2-99222).

         (4) Amendment No. 1 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds,
         American Century Municipal Trust, American Century Government Income
         Trust, American Century International Bond Funds, American Century
         Investment Trust, American Century Quantitative Equity Funds, American
         Century Target Maturities Trust, American Century Variable Portfolios
         II, Inc. and American Century Investment Management, Inc., dated
         September 16, 2000 (filed electronically as Exhibit d4 to
         Post-Effective Amendment No. 30 to the Registration Statement of
         American Century California Tax-Free and Municipal Funds on December
         29, 2000, File No. 2-82734).

         (5) Amendment No. 2 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds,
         American Century Municipal Trust, American Century Government Income
         Trust, American Century International Bond Funds, American Century
         Investment Trust, American Century Quantitative Equity Funds, American
         Century Target Maturities Trust, American Century Variable Portfolios
         II, Inc. and American Century Investment Management, Inc., dated August
         1, 2001 (filed electronically as Exhibit d5 to Post-Effective Amendment
         No. 44 to the Registration Statement of American Century Government
         Income Trust on July 31, 2001, File No. 2-99222).

         (6) Amendment No. 3 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds,
         American Century Government Income Trust, American Century
         International Bond Funds, American Century Investment Trust, American
         Century Municipal Trust, American Century Quantitative Equity Funds,
         American Century Target Maturities Trust, American Century Variable
         Portfolios II, Inc. and American Century Investment Management, Inc.,
         dated December 3, 2001 (filed electronically as Exhibit d6 to
         Post-Effective Amendment No. 16 to the Registration Statement of the
         Registrant on November 30, 2001, File No. 33-65170).

         (7) Amendment No. 4 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds,
         American Century Government Income Trust, American Century
         International Bond Funds, American Century Investment Trust, American
         Century Municipal Trust, American Century Quantitative Equity Funds,
         American Century Target Maturities Trust, American Century Variable
         Portfolios II, Inc. and American Century Investment Management, Inc.,
         dated July 1, 2002 (filed electronically as Exhibit d7 to
         Post-Effective Amendment No. 17 to the Registration Statement of the
         Registrant on June 28, 2002, File No. 33-65170).

         (8) Management Agreement (C Class) between American Century Target
         Maturities Trust, American Century California Tax-Free and Municipal
         Funds, American Century Government Income Trust, American Century
         Investment Trust, American Century Quantitative Equity Funds, American
         Century Municipal Trust and American Century Investment Management
         Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
         Post-Effective Amendment No. 35 to the Registration Statement of
         American Century Target Maturities Trust on April 17, 2001, File No.
         2-94608).

         (9) Amendment No. 1 to the Management Agreement (C Class) between
         American Century Target Maturities Trust, American Century California
         Tax-Free and Municipal Funds, American Century Government Income Trust,
         American Century Investment Trust, American Century Quantitative Equity
         Funds, American Century Municipal Trust and American Century Investment
         Management Inc., dated August 1, 2001 (filed electronically as Exhibit
         d10 to Post-Effective Amendment No. 44 to the Registration Statement of
         American Century Government Income Trust on July 31, 2001, File No.
         2-99222).

         (10) Amendment No. 2 to the Management Agreement (C Class) between
         American Century Target Maturities Trust, American Century California
         Tax-Free and Municipal Funds, American Century Government Income Trust,
         American Century Investment Trust, American Century Quantitative Equity
         Funds, American Century Municipal Trust and American Century Investment
         Management, Inc., dated December 3, 2001 (filed electronically as
         Exhibit d13 to Post-Effective Amendment No. 16 to the Registration
         Statement of American Century Investment Trust on November 30, 2001,
         File No. 33-65170).

         (11) Amendment No. 3 to the Management Agreement (C Class) between
         American Century Target Maturities Trust, American Century California
         Tax-Free and Municipal Funds, American Century Government Income Trust,
         American Century Investment Trust, American Century Quantitative Equity
         Funds, American Century Municipal Trust and American Century Investment
         Management, Inc., dated July 1, 2002 (filed electronically as Exhibit
         d16 to Post-Effective Amendment No. 17 to the Registration Statement of
         American Century Investment Trust on June 28, 2002, File No. 33-65170).

         (12) Amendment No. 4 to the Management Agreement (C Class) between
         American Century Target Maturities Trust, American Century California
         Tax-Free and Municipal Funds, American Century Government Income Trust,
         American Century Investment Trust, American Century Quantitative Equity
         Funds, American Century Municipal Trust and American Century Investment
         Management, Inc., dated September 3, 2002 (filed electronically as
         Exhibit d12 to Post-Effective Amendment No. 34 to the Registration
         Statement of American Century California Tax-Free and Municipal Funds
         on October 1, 2002, File No. 2-82734).

         (13) Management Agreement (A Class) between American Century California
         Tax-Free and Municipal Funds, American Century Municipal Trust,
         American Century Investment Trust and American Century Investment
         Management, Inc., dated September 3, 2002 (filed electronically as
         Exhibit d13 to Post-Effective Amendment No. 35 to the Registration
         Statement of American Century California Tax-Free and Municipal Funds
         on December 17, 2002, File No. 2-82734).

         (14) Management Agreement (B Class) between American Century California
         Tax-Free and Municipal Funds, American Century Municipal Trust,
         American Century Investment Trust and American Century Investment
         Management, Inc., dated September 3, 2002 (filed electronically as
         Exhibit d14 to Post-Effective Amendment No. 35 to the Registration
         Statement of American Century California Tax-Free and Municipal Funds
         on December 17, 2002, File No. 2-82734).

         (15) Management Agreement (C Class II) between American Century
         California Tax-Free and Municipal Funds, American Century Municipal
         Trust, American Century Investment Trust and American Century
         Investment Management, Inc., dated September 3, 2002 (filed electronically as Exhibit d15 to Post-Effective Amendment No. 35 to the
         Registration Statement of American Century California Tax-Free and
         Municipal Funds on December 17, 2002, File No. 3-82734).

(e)      (1) Amended and Restated Distribution Agreement between American
         Century California Tax-Free and Municipal Funds, American Century
         Capital Portfolios, Inc., American Century Government Income Trust,
         American Century International Bond Funds, American Century Investment
         Trust, American Century Municipal Trust, American Century Mutual Funds,
         Inc., American Century Quantitative Equity Funds, American Century
         Strategic Asset Allocations, Inc., American Century Target Maturities
         Trust, American Century Variable Portfolios, Inc., American Century
         Variable Portfolios II, Inc., American Century World Mutual Funds, Inc.
         and American Century Investment Services, Inc., dated September 3, 2002
         (filed electronically as Exhibit e1 to Post-Effective Amendment No. 35
         to the Registration Statement of the Registrant on September 30, 2002,
         File No. 2-91229).

(f)      Not applicable.

(g)      (1) Master Agreement by and between Twentieth Century Services, Inc.
         and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration
         Statement of American Century Mutual Funds, Inc. on February 28, 1997,
         File No. 2-14213).

         (2) Global Custody Agreement between American Century Investments and
         The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as
         Exhibit b8 to Post-Effective Amendment No. 31 to the Registration
         Statement of American Century Government Income Trust on February 7,
         1997, File No. 2-99222).

         (3) Amendment to the Global Custody Agreement between American Century
         Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
         Registration Statement of American Century Variable Portfolios II, Inc.
         on January 9, 2001, File No. 333-46922).

(h)      (1) Transfer Agency Agreement between American Century Investment
         Trust, American Century California Tax-Free and Municipal Funds,
         American Century Government Income Trust, American Century
         International Bond Funds, American Century Municipal Trust, American
         Century Quantitative Equity Funds, American Century Target Maturities
         Trust and American Century Services Corporation, dated August 1, 1997
         (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
         to the Registration Statement of American Century Government Income
         Trust on July 31, 1997, File No. 2-99222).

         (2) Amendment No. 1 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust and American Century Services Corporation, dated June
         29, 1998 (filed electronically as Exhibit b9b to Post-Effective
         Amendment No. 23 to the Registration Statement of American Century
         Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

         (3) Amendment No. 2 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust, American Century Variable Portfolios II, Inc. and
         American Century Services Corporation, dated November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 30 to the
         Registration Statement of American Century California Tax-Free and
         Municipal Funds on December 29, 2000, File No. 2-82734).

         (4) Amendment No. 3 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust, American Century Variable Portfolios II, Inc. and
         American Century Services Corporation, dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the
         Registration Statement of American Century Government Income Trust on
         July 31, 2001, File No. 2-99222).

         (5) Amendment No. 4 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust, American Century Variable Portfolios II, Inc. and
         American Century Services Corporation, dated December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 16 to the
         Registration Statement of American Century Investment Trust on November
         30, 2001, File No. 33-65170).

         (6) Amendment No. 5 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust, American Century Variable Portfolios II, Inc. and
         American Century Services Corporation, dated July 1, 2002 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 17 to the
         Registration Statement of American Century Investment Trust on June 28,
         2002, File No. 33-65170).

         (7) Amendment No. 6 to the Transfer Agency Agreement between American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Government Income Trust, American
         Century International Bond Funds, American Century Municipal Trust,
         American Century Quantitative Equity Funds, American Century Target
         Maturities Trust, American Century Variable Portfolios II, Inc. and
         American Century Services Corporation, dated September 3, 2002 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 35 to the
         Registration Statement of the Registrant on September 30, 2002, File
         No. 2-91229).

         (8) Credit Agreement between American Century Funds and The Chase
         Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
         (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
         to the Registration Statement of American Century California Tax-Free
         and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)      Opinion and Consent of Counsel (filed electronically as Exhibit i to
         Post-Effective Amendment No. 27 to the Registration Statement of the
         Registrant on September 2, 1999, File No. 2-91229).

(j)      (1) Consent of PricewaterhouseCoopers LLP, independent accountants.

         (2) Power of Attorney, dated September 12, 2002 (filed electronically as Exhibit j4 to Post-Effective Amendment No. 35 to the Registration
         Statement of the Registrant, on September 30, 2002, File No. 2-91229).

         (3) Secretary's Certificate dated September 12, 2002 (filed electronically as Exhibit j5 to Post-Effective Amendment No. 35 to the
         Registration Statement of the Registrant on September 30, 2002, File
         No. 2-91229).

(k)      Not applicable.

(l)      Not applicable.

(m)      (1) Master Distribution and Individual Shareholder Services Plan of
         American Century Government Income Trust, American Century Investment
         Trust, American Century California Tax-Free and Municipal Funds,
         American Century Municipal Trust, American Century Target Maturities
         Trust and American Century Quantitative Equity Funds (C Class), dated
         September 16, 2000 (filed electronically as Exhibit m3 to
         Post-Effective Amendment No. 35 to the Registration Statement of
         American Century Target Maturities Trust on April 17, 2001, File No.
         2-94608).

         (2) Amendment No. 1 to the Master Distribution and Individual
         Shareholder Services Plan of American Century Government Income Trust,
         American Century Investment Trust, American Century California Tax-Free
         and Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to
         Post-Effective Amendment No. 44 to the Registration Statement of
         American Century Government Income Trust on July 31, 2001, File No.
         2-99222).

         (3) Amendment No. 2 to the Master Distribution and Individual
         Shareholder Services Plan of American Century Government Income Trust,
         American Century Investment Trust, American Century California Tax-Free
         and Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to
         Post-Effective Amendment No. 16 to the Registration Statement of
         American Century Investment Trust on November 30, 2001, File No.
         33-65170).

         (4) Amendment No. 3 to the Master Distribution and Individual
         Shareholder Services Plan of American Century Government Income Trust,
         American Century Investment Trust, American Century California Tax-Free
         and Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class) dated July 1, 2002 (filed electronically as Exhibit m9 to
         Post-Effective Amendment No. 17 to the Registration Statement of
         American Century Investment Trust on June 28, 2002, File No. 33-65170).

         (5) Amendment No. 4 to Master Distribution and Individual Shareholder
         Services Plan of American Century Government Income Trust, American
         Century Investment Trust, American Century California Tax-Free and
         Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class) dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the Registration Statement of the
         Registrant on September 30, 2002, File No. 2-91229).

         (6) Master Distribution and Individual Shareholder Services Plan of
         American Century World Mutual Funds, Inc., American Century Mutual
         Funds, Inc., American Century Capital Portfolios, Inc., American
         Century Investment Trust, American Century Municipal Trust and American
         Century California Tax-Free and Municipal Funds (A Class) dated
         September 3, 2002 (filed electronically as Exhibit m6 to Post-Effective
         Amendment No. 34 to the Registration Statement of American Century
         California Tax-Free and Municipal Funds on October 1, 2002, File No.
         2-82734).

         (7) Master Distribution and Individual Shareholder Services Plan of
         American Century World Mutual Funds, Inc., American Century Mutual
         Funds, Inc., American Century Capital Portfolios, Inc., American
         Century Investment Trust, American Century Municipal Trust and American
         Century California Tax-Free and Municipal Funds (B Class) dated
         September 3, 2002 (filed electronically as Exhibit m7 to Post-Effective
         Amendment No. 34 to the Registration Statement of American Century
         California Tax-Free and Municipal Funds on October 1, 2002, File No.
         2-82734).

(n)      Amended and Restated Multiple Class Plan of American Century California
         Tax-Free and Municipal Funds, American Century Government Income Trust,
         American Century International Bond Funds, American Century Investment
         Trust, American Century Municipal Trust, American Century Target
         Maturities Trust, and American Century Quantitative Equity Funds,
         American Century Capital Portfolios, Inc., American Century Mutual
         Funds, Inc., American Century Strategic Asset Allocations, Inc. and
         American Century World Mutual Funds, Inc. dated September 3, 2002
         (filed electronically as Exhibit n to Post-Effective Amendment No. 35
         to the Registration Statement of American Century California Tax-Free
         and Municipal Funds on December 17, 2002, File No. 2-82734).

(o)      Not applicable.

(p)      American Century Investments Code of Ethics (filed electronically as
         Exhibit p to Post-Effective Amendment No. 35 to the Registration
         Statement of American Century California Tax-Free and Municipal Funds
         on December 17, 2002, File No. 2-82734).

Item 24. Persons Controlled by or Under Control with Registrant - None.

Item 25. Indemnification.

As stated in Article VII, Section 3 of the Amended and Restated Agreement and
Declaration of Trust, incorporated herein by reference to Exhibit a to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended and restated on March 9, 1998, incorporated herein by reference to Exhibit b2 to Post-Effective Amendment No.
23 to the Registration Statement of the Registrant on March 26, 1998, File No.
2-91229.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*        with Underwriter            with Registrant
-----------------------------------------------------------------------
James E. Stowers, Jr.   Chairman and Director            none

James E. Stowers III    Co-Chairman and Director         none

W. Gordon Snyder        President                        none

William M. Lyons        Chief Executive Officer,         President and
                        Executive Vice President         Chairman
                        and Director

Robert T. Jackson       Executive Vice President,        Executive Vice
                        Chief Financial Officer          President
                        and Chief Accounting Officer

Joseph Greene           Senior Vice President            none

Brian Jeter             Senior Vice President            none

Mark Killen             Senior Vice President            none

Tom Kmak                Senior Vice President            none

Dave Larrabee           Senior Vice President            none

Barry Mayhew            Senior Vice President            none

David C. Tucker         Senior Vice President            Senior Vice President
                        and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section
31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the
Securities Act and has duly caused this Amendment No. 39 to this Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Kansas City, State of Missouri, on the 17th day of December, 2002.

                      AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                      By: /*/William M. Lyons
                      William M. Lyons
                      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 38 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                      Date
---------                   -----                      ----
*William M. Lyons           President, Chairman of     December 17, 2002
-------------------------   the Board, Trustee and
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,     December 17, 2002
-------------------------   Treasurer and Chief
Maryanne Roepke             Chief Accounting Officer

*Albert A. Eisenstat        Trustee                    December 17, 2002
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson           Trustee                    December 17, 2002
-------------------------
Ronald J. Gilson

*Myron S. Scholes           Trustee                    December 17, 2002
-------------------------
Myron S. Scholes

*Kenneth E. Scott           Trustee                    December 17, 2002
-------------------------
Kenneth E. Scott

*Jeanne D. Wohlers          Trustee                    December 17, 2002
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Jeanne D. Wohlers

*Kathryn A. Hall            Trustee                    December 17, 2002
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Kathryn A. Hall

/s/Janet A. Nash
*by Janet A. Nash, Attorney in Fact (pursuant to a Power of Attorney dated
September 12, 2002).